UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1st QUARTER REPORT - PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2013

                                                                      (Form N-Q)

48499-0813                                   (C)2013, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The USAA Tax Exempt Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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1  | USAA Tax Exempt Money Market Fund
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(LIQ)    Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, JPMorgan Chase Bank, N.A., or Wells Fargo & Co.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: California State Teacher Retirement System, Minnesota General Obligation, Montana Board of Investments Intercap Program, National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG     Association of Bay Area Governments
CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
MTA      Metropolitan Transportation Authority
USD      Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
June 30, 2013 (unaudited)

PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (75.9%)

            ALABAMA (2.0%)
$   10,000  Chatom IDB (NBGA)                                  0.21%       8/01/2041     $   10,000
    11,030  Huntsville (LIQ) (a)                               0.08        5/01/2015         11,030
     1,610  Huntsville Educational Building Auth. (LOC -
              Branch Banking & Trust Co.)                      0.10       12/01/2022          1,610
    32,500  Tuscaloosa County Port Auth. (LOC - PNC
              Bank, N.A.)                                      0.10       12/01/2031         32,500
                                                                                         ----------
                                                                                             55,140
                                                                                         ----------
            ARKANSAS (0.2%)
     5,175  Texarkana (LOC - PNC Bank, N.A.)                   0.21        3/01/2021          5,175
                                                                                         ----------
            CALIFORNIA (6.4%)
     9,875  ABAG Finance Auth. for Nonprofit Corps. (LOC -
              KBC Bank N.V.)                                   0.39        5/15/2035          9,875
    15,630  Anaheim Redev. Agency (LIQ)(LOC - Deutsche
              Bank A.G.) (a)                                   0.11        2/01/2031         15,630
     9,785  Educational Facilities Auth. (LIQ) (a)             0.08        5/01/2017          9,785
    12,255  Golden State Tobacco Securitization Corp.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)              0.14        6/01/2027         12,255
     8,000  Golden State Tobacco Securitization Corp.
              (INS)(LIQ) (a)                                   0.16       12/01/2037          8,000
    27,590  Grossmont Healthcare District (LIQ)(LOC -
              Deutsche Bank A.G.) (a)                          0.12        7/15/2033         27,590
    13,875  Infrastructure and Economic Dev. Bank (LOC -
              Bank of America, N.A.)                           0.07        7/01/2034         13,875
     3,338  Irvine (LOC - KBC Bank N.V.)                       0.20        9/02/2032          3,338
    15,731  Irvine (LOC - KBC Bank N.V.)                       0.20        9/02/2050         15,731
     6,000  Sacramento City Financing Auth. (LIQ)(LOC -
              Deutsche Bank A.G.) (a)                          0.14       12/01/2033          6,000
    18,845  San Jose USD (LIQ)(LOC - Deutsche Bank
              A.G.) (a)                                        0.12        6/01/2031         18,845
     2,400  State (INS)(LIQ) (a)                               0.08        3/01/2014          2,400
    18,350  Statewide Communities Dev. Auth. (LIQ)(LOC -
              Citibank, N.A.) (a)                              0.56       12/14/2016         18,350
     7,400  Statewide Communities Dev. Auth.                   0.04       11/01/2030          7,400
     5,600  Statewide Communities Dev. Auth. (LOC - Bank
              of America, N.A.)                                0.06       10/01/2036          5,600
                                                                                         ----------
                                                                                            174,674
                                                                                         ----------
            COLORADO (1.2%)
     6,160  Educational and Cultural Facilities Auth. (LOC -
              Bank of America, N.A.)                           0.11        2/01/2037          6,160
     1,595  El Paso County (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.17       11/01/2021          1,595
    24,200  Fiddler's Business Improvement District (LOC -
              Key Bank, N.A.)                                  0.14       12/01/2038         24,200

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3  | USAA Tax Exempt Money Market Fund
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
PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$      685  Health Facilities Auth. (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.47%       1/01/2018     $      685
                                                                                         ----------
                                                                                             32,640
                                                                                         ----------
            CONNECTICUT (0.4%)
     9,960  Health and Educational Facilities Auth. (LOC -
              Bank of America, N.A.)                           0.14        7/01/2030          9,960
                                                                                         ----------
            DELAWARE (0.2%)
     6,600  EDA IDA                                            0.57       12/01/2014          6,600
                                                                                         ----------
            DISTRICT OF COLUMBIA (0.4%)
     3,000  District of Columbia (LOC - Bank of America,
              N.A.)                                            0.22        7/01/2022          3,000
     7,000  Metropolitan Washington Airports Auth. (LOC -
              TD Bank, N.A.)                                   0.05       10/01/2039          7,000
                                                                                         ----------
                                                                                             10,000
                                                                                         ----------
            FLORIDA (3.9%)
     1,200  Jackson County                                     0.09        7/01/2022          1,200
     3,415  Lee County IDA (LOC - Fifth Third Bank)            0.24        6/01/2025          3,415
    11,230  Miami Health Facilities Auth. (LOC - SunTrust
              Bank)                                            0.18        8/01/2026         11,230
    31,000  Miami-Dade County IDA (LOC - Manufacturers
              & Traders Trust Co.)                             0.11       11/01/2042         31,000
    19,265  Peace River (LIQ) (a)                              0.11       10/01/2013         19,265
     9,230  Seminole County IDA (LOC - Fifth Third Bank)       0.20       12/01/2037          9,230
     7,435  UCF Health Facilities Corp. (LOC - Fifth Third
              Bank)                                            0.20        7/01/2037          7,435
    16,600  Univ. of North Florida Financing Corp.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)              0.10       11/01/2027         16,600
     7,820  West Palm Beach Utility System (LIQ) (a)           0.08        4/01/2014          7,820
                                                                                         ----------
                                                                                            107,195
                                                                                         ----------
            GEORGIA (2.2%)
    13,000  Appling County Dev. Auth.                          0.08        9/01/2041         13,000
    13,000  Bartow County Dev. Auth.                           0.14       12/01/2032         13,000
    28,200  Burke County Dev. Auth.                            0.07        7/01/2049         28,200
     2,550  Cobb County Dev. Auth. (LOC - Federal Home
              Loan Bank of Atlanta)                            0.11        2/01/2030          2,550
     2,500  Floyd County Dev. Auth. (LOC - PNC Bank,
              N.A.)                                            0.10        4/01/2017          2,500
                                                                                         ----------
                                                                                             59,250
                                                                                         ----------
            ILLINOIS (8.7%)
    19,645  Chicago (LIQ) (a)                                  0.11        1/01/2015         19,645
     4,200  Dev. Finance Auth.                                 0.12        1/01/2016          4,200
    20,100  Dev. Finance Auth. (LOC - JPMorgan Chase
              Bank, N.A.)(LOC - Northern T                     0.07        2/01/2029         20,100
    22,200  Dev. Finance Auth. (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.08       10/01/2029         22,200
     3,080  Dev. Finance Auth. (LOC - Bank of America,
              N.A.)                                            0.32        9/01/2032          3,080
    27,835  Finance Auth. (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.07       11/15/2029         27,835
     2,880  Finance Auth. (LOC - Fifth Third Bank)             0.86        3/01/2031          2,880
    30,000  Finance Auth. (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.07        9/01/2031         30,000
    16,650  Finance Auth. (LOC - Fifth Third Bank)             0.11        6/01/2038         16,650
     6,265  Finance Auth. (LOC - RBS Citizens, N.A.)           0.20        9/01/2043          6,265

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    7,515  Finance Auth. (LOC - Fifth Third Bank)             0.20%       1/01/2048     $    7,515
     8,335  Health Facilities Auth. (LOC - FirstMerit Bank,
              N.A.)                                            0.11        8/15/2033          8,335
    12,975  Metropolitan Pier and Exposition Auth.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)              0.12        6/15/2034         12,975
    23,335  Metropolitan Pier and Exposition Auth.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)              0.12       12/15/2039         23,335
     3,000  Oak Forest (LOC - Fifth Third Bank)                0.20        7/01/2024          3,000
     4,350  Skokie Economic Dev. (LOC - Bank of America,
              N.A.)                                            0.32       12/01/2014          4,350
     4,249  Springfield Airport Auth.                          0.60       10/15/2016          4,249
    13,390  Village of Morton Grove (LOC - Bank of
              America, N.A.)                                   0.14       12/01/2041         13,390
     6,250  Will County (LOC - FirstMerit Bank, N.A.)          0.16        7/01/2034          6,250
                                                                                         ----------
                                                                                            236,254
                                                                                         ----------
            INDIANA (2.0%)
     6,240  Berne (LOC - Federal Home Loan Bank of
              Indian)                                          0.11       10/01/2033          6,240
    20,950  Dearborn County EDA (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.08        4/01/2036         20,950
     3,845  Dev. Finance Auth. (LOC - Fifth Third Bank)        0.20        2/01/2023          3,845
     4,855  Evansville (LOC - Fifth Third Bank)                0.20        1/01/2025          4,855
     9,620  Finance Auth. (LOC - Federal Home Loan Bank
              of Indianapolis)                                 0.10        7/01/2029          9,620
     2,795  Finance Auth. (LOC - PNC Bank, N.A.)               0.11        6/01/2037          2,795
     1,300  Huntington                                         0.14        6/26/2014          1,300
     6,080  Winona Lake (LOC - Key Bank, N.A.)                 0.26        7/01/2031          6,080
                                                                                         ----------
                                                                                             55,685
                                                                                         ----------
            IOWA (5.3%)
     6,850  Chillicothe                                        0.12        1/01/2023          6,850
    12,750  Council Bluffs                                     0.12        1/01/2025         12,750
    10,000  Finance Auth                                       0.08        6/01/2039         10,000
    29,000  Finance Auth.                                      0.09        6/01/2036         29,000
    32,000  Finance Auth.                                      0.06        9/01/2036         32,000
    30,000  Finance Auth. (LOC - U.S. Bank, N.A.)              0.11       12/01/2042         30,000
     9,500  Louisa County                                      0.12        9/01/2016          9,500
     3,900  Louisa County                                      0.12        3/01/2017          3,900
     4,900  Louisa County                                      0.12       10/01/2024          4,900
       805  Sheldon                                            0.36       11/01/2015            805
     5,500  Urbandale (LOC - Wells Fargo Bank, N.A.)           0.12       11/01/2020          5,500
                                                                                         ----------
                                                                                            145,205
                                                                                         ----------
            KENTUCKY (0.6%)
       925  Boone County (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.47       11/01/2021            925
     2,000  Frankfort                                          0.14        5/07/2014          2,000
     9,975  Georgetown (LOC - Fifth Third Bank)                0.20       11/15/2029          9,975
       850  Lexington-Fayette Urban County (LOC -
              JPMorgan Chase Bank, N.A.)                       0.47        7/01/2021            850
     3,015  Lexington-Fayette Urban County (LOC - Federal
              Home Loan Bank of Cincinnati)                    0.31       12/01/2027          3,015
                                                                                         ----------
                                                                                             16,765
                                                                                         ----------
            LOUISIANA (1.6%)
       775  Environmental Facilities and Community Dev.
              Auth. (LOC - Federal Home Loan Bank of
              Dallas)                                          0.11        4/01/2018            775
     1,735  Hammond Area Economic and Industrial Dev.
              District (LOC - Federal Home Loan Bank
              of Dallas)                                       0.11        3/01/2033          1,735

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5  | USAA Tax Exempt Money Market Fund

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
PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    8,125  New Orleans (LOC - Capital One, N.A.)              0.61%       8/01/2024     $    8,125
     1,545  Public Facilities Auth. (LOC - Federal Home
              Loan Bank of Dallas)                             0.11       12/01/2014          1,545
    13,995  Public Facilities Auth. (INS)(LIQ) (a)             0.08        2/15/2015         13,995
     1,100  Public Facilities Auth.                            0.09        8/01/2017          1,100
     2,310  Public Facilities Auth. (LOC - Capital One, N.A.)  0.61        7/01/2023          2,310
       795  Public Facilities Auth. (LOC - Capital One, N.A.)  0.66        7/01/2023            795
       390  Public Facilities Auth. (LOC - Capital One, N.A.)  0.66        7/01/2023            390
       935  Public Facilities Auth. (LOC - Capital One, N.A.)  0.66        7/01/2027            935
    11,000  St. James Parish                                   0.33       11/01/2040         11,000
                                                                                         ----------
                                                                                             42,705
                                                                                         ----------
            MARYLAND (1.6%)
     1,000  Baltimore County IDA                               0.14        3/01/2014          1,000
    33,240  Health and Higher Educational Facilities Auth.
              (LOC - JPMorgan Chase Bank, N.A.)                0.08        4/01/2035         33,240
    10,500  Williamsport (LOC - Manufacturers & Traders
              Trust Co.)                                       0.11       11/01/2037         10,500
                                                                                         ----------
                                                                                             44,740
                                                                                         ----------
            MASSACHUSETTS (0.5%)
     7,390  Dev. Finance Agency (LOC - Manufacturers &
              Traders Trust Co.)                               0.11        4/01/2041          7,390
     7,390  Dev. Finance Agency (LOC - RBS Citizens,
              N.A.)                                            0.18        4/01/2041          7,390
                                                                                         ----------
                                                                                             14,780
                                                                                         ----------
            MICHIGAN (2.1%)
     3,540  Fremont Hospital Finance Auth. (LOC - Fifth
              Third Bank)                                      0.20       11/01/2027          3,540
       330  Higher Education Facilities Auth. (LOC -
              Comerica Bank, N.A.)                             0.16       10/01/2027            330
     6,960  Hospital Finance Auth. (LOC - Fifth Third Bank)    0.20        6/01/2035          6,960
    28,405  Marquette County (LOC - RBS Citizens, N.A.)        0.21        3/01/2033         28,405
     7,900  Northville EDC (LOC - Fifth Third Bank)            0.20        5/01/2014          7,900
    10,000  Oakland County EDC (LOC - Fifth Third Bank)        0.20        3/01/2029         10,000
                                                                                         ----------
                                                                                             57,135
                                                                                         ----------
            MINNESOTA (0.3%)
     2,530  Canby Community Hospital District No.1             0.36       11/01/2026          2,530
     4,675  Rochester (LOC - Royal Bank of Scotland N.V.)      0.17        4/01/2022          4,675
                                                                                         ----------
                                                                                              7,205
                                                                                         ----------
            MISSISSIPPI (0.3%)
     9,045  Business Finance Corp. (LOC - Hancock Bank)        1.50       12/01/2036          9,045
                                                                                         ----------
            MISSOURI (1.3%)
     6,950  Health and Educational Facilities Auth. (LOC -
              Commerce Bank, N.A.)                             0.11        7/01/2026          6,950
     7,299  Health and Educational Facilities Auth. (LOC -
              Fifth Third Bank)                                0.20       11/01/2027          7,299
     8,500  Health and Educational Facilities Auth. (LOC -
              Commerce Bank, N.A.)                             0.11       10/01/2032          8,500
     8,400  Jackson County IDA (LOC - Commerce Bank,
              N.A.)                                            0.11        7/01/2025          8,400
     3,690  St. Louis County IDA (LOC - U.S. Bank, N.A.)       0.14        6/15/2024          3,690
                                                                                         ----------
                                                                                             34,839
                                                                                         ----------

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                                                   Portfolio of Investments |  6

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
PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            NEBRASKA (0.4%)
$    2,130  Sarpy County                                       0.14%       7/01/2013     $    2,130
    10,000  Washington County                                  0.09       12/01/2040         10,000
                                                                                         ----------
                                                                                             12,130
                                                                                         ----------
            NEW HAMPSHIRE (0.4%)
    10,000  Business Finance (LOC - Landesbank
              Hessen-Thuringen)                                0.58        9/01/2030         10,000
                                                                                         ----------
            NEW JERSEY (0.2%)
     4,190  EDA (LOC - Bank of America, N.A.)                  0.27       11/01/2027          4,190
                                                                                         ----------
            NEW MEXICO (0.2%)
     5,000  Hospital Equipment Loan Council (LOC - Fifth
              Third Bank)                                      0.20        7/01/2025          5,000
                                                                                         ----------
            NEW YORK (8.0%)
     4,535  Albany IDA (LOC - RBS Citizens, N.A.)              0.12        7/01/2016          4,535
     9,675  Albany IDA (LOC - Key Bank, N.A.)                  0.14        7/01/2035          9,675
    12,830  Broome County IDA (LOC - Manufacturers &
              Traders Trust Co.)                               0.11        7/01/2040         12,830
     2,805  Chautauqua County IDA (LOC - RBS Citizens,
              N.A.)                                            0.13        8/01/2027          2,805
     2,750  Chautauqua County IDA (LOC - Manufacturers
              & Traders Trust Co.)                             0.09        8/01/2030          2,750
     6,585  Clinton County IDA (LOC - Key Bank, N.A.)          0.14        7/01/2017          6,585
     2,635  Clinton County IDA (LOC - Key Bank, N.A.)          0.14        7/01/2042          2,635
       150  Dormitory Auth. (LOC - Key Bank, N.A.)             0.14       11/01/2036            150
     5,530  East Rochester Housing Auth. (LOC - RBS
              Citizens, N.A.)                                  0.12       12/01/2036          5,530
     1,900  Erie County IDA (LOC - Key Bank, N.A.)             0.19        9/01/2017          1,900
     2,325  Erie County IDA (LOC - Key Bank, N.A.)             0.19        6/01/2022          2,325
     3,960  Erie County IDA (LOC - Key Bank, N.A.)             0.19        3/01/2024          3,960
     2,745  Guilderland IDA (LOC - Key Bank, N.A.)             0.19        7/01/2032          2,745
     7,300  Housing Finance Agency (LOC - Landesbank
              Hessen-Thuringen)                                0.09       11/01/2037          7,300
     4,700  Long Island Power Auth. (LOC - JPMorgan
              Chase Bank, N.A.)                                0.05        5/01/2033          4,700
     1,845  Monroe County IDA (LOC - Key Bank, N.A.)           0.19        8/01/2018          1,845
     7,910  Monroe County IDA (LOC - RBS Citizens, N.A.)       0.12        7/01/2027          7,910
    42,300  MTA (LOC - KBC Bank N.V.)                          0.31       11/01/2025         42,300
     1,700  New York City (LIQ) (a)                            0.07        8/01/2020          1,700
     4,900  New York City (LOC - Bayerische Landesbank)        0.09        8/01/2022          4,900
     4,900  New York City (LOC - Manufacturers & Traders
              Trust Co.)                                       0.12       12/01/2040          4,900
    10,315  New York City Housing Dev. Corp. (LOC -
              Landesbank Hessen-Thuringen)                     0.09        6/01/2039         10,315
     6,390  New York City IDA (LOC - Key Bank, N.A.)           0.13        7/01/2037          6,390
     6,930  New York City IDA (LOC - Key Bank, N.A.) (b)       0.13        7/01/2038          6,930
     1,920  Niagara County IDA (LOC - Key Bank, N.A.)          0.19        9/01/2021          1,920
     8,925  Oneida County IDA (LOC - Manufacturers &
              Traders Trust Co.)                               0.11        6/01/2030          8,925
     3,585  Onondaga County IDA (LOC - Key Bank, N.A.)         0.14        7/01/2025          3,585
     8,200  Onondaga County IDA (LOC - Manufacturers &
              Traders Trust Co.)                               0.11       12/01/2031          8,200
     1,000  Ontario County IDA (LOC - Royal Bank of
              Scotland N.V.)                                   0.17        3/01/2028          1,000
     6,995  Ontario County IDA (LOC - Key Bank, N.A.)          0.14        7/01/2030          6,995
    12,550  Ramapo Housing Auth. (LOC - Manufacturers &
              Traders Trust Co.)                               0.16       12/01/2029         12,550
     2,310  St. Lawrence County (LOC - RBS Citizens, N.A.)     0.18        7/01/2037          2,310

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    3,000  Syracuse IDA (LOC - Key Bank, N.A.)                0.19%       1/01/2033     $    3,000
     7,880  Tompkins County IDA (LOC - Bank of America,
              N.A.)                                            0.16        2/01/2037          7,880
     3,705  Utica IDA (LOC - RBS Citizens, N.A.)               0.13       10/01/2025          3,705
                                                                                         ----------
                                                                                            217,685
                                                                                         ----------
            OHIO (5.8%)
     7,850  Air Quality Dev. Auth. (LOC - Key Bank, N.A.)      0.15        6/01/2033          7,850
    30,000  Buckeye Tobacco Settlement Finance Auth.
              (LIQ)(LOC - Deutsche Bank A.G.) (a)              0.31        6/01/2024         30,000
    13,145  Butler County (LOC - Fifth Third Bank)             0.20        5/15/2036         13,145
     1,450  Cadiz Health Care Facilities Auth. (LOC - PNC
              Bank, N.A.)                                      0.56        1/01/2033          1,450
     3,400  Cincinnati and Hamilton County (LOC - Fifth
              Third Bank)                                      0.20        9/01/2025          3,400
     1,295  Clermont County (LOC - Fifth Third Bank)           0.20        8/01/2022          1,295
     6,340  Cuyahoga County (LOC - Key Bank, N.A.)             0.19        6/01/2022          6,340
     8,080  Delaware County (LOC - Fifth Third Bank)           0.20       10/01/2033          8,080
     4,905  Hamilton County (LOC - Fifth Third Bank)           0.24       12/01/2024          4,905
     8,000  Hamilton County (LOC - Fifth Third Bank)           0.20       12/01/2026          8,000
     6,510  Higher Educational Facilities (LOC - Fifth Third
              Bank)                                            0.18        9/01/2036          6,510
    20,950  Lima Hospital (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.08        4/01/2037         20,950
    21,865  Northeast Regional Sewer District (LIQ) (a),(b)    0.08        5/15/2015         21,865
    11,475  Pike County Health Care Facilities (LOC - Bank
               of America, N.A.)                               0.10       11/01/2033         11,475
     3,590  Pike County Health Care Facilities (LOC - Bank
              of America, N.A.)                                0.10       11/01/2033          3,590
     2,185  Portage County (LOC - JPMorgan Chase Bank,
              N.A.)                                            0.14       12/01/2022          2,185
     3,060  Summit County (LOC - Fifth Third Bank)             0.20       12/01/2029          3,060
     2,670  Wayne County (LOC - Fifth Third Bank)              0.24        9/01/2021          2,670
                                                                                         ----------
                                                                                            156,770
                                                                                         ----------
            OKLAHOMA (3.9%)
    10,750  Dev. Finance Auth. (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.09       12/01/2038         10,750
     7,305  Edmond EDA (LOC - Bank of Oklahoma, N.A.)          0.19        6/01/2031          7,305
     8,700  Garfield County Industrial Auth.                   0.20        1/01/2025          8,700
    32,400  Muskogee Industrial Trust (b)                      0.21        1/01/2025         32,400
    36,000  Muskogee Industrial Trust (b)                      0.15        6/01/2027         36,000
    10,100  Tulsa Industrial Auth. (LOC - Bank of Oklahoma,
              N.A.)                                            0.26       11/01/2026         10,100
                                                                                         ----------
                                                                                            105,255
                                                                                         ----------
            OREGON (1.6%)
     6,730  Facilities Auth. (LOC - Bank of the West)          0.26       10/01/2037          6,730
    38,100  Port of Portland (LOC - Bank of
              Tokyo-Mitsubishi UFJ, Ltd.)                      0.32       12/01/2014         38,100
                                                                                         ----------
                                                                                             44,830
                                                                                         ----------
            PENNSYLVANIA (1.7%)
     5,250  Chartiers Valley Industrial and Commercial Dev.
              Auth.                                            1.10       11/15/2017          5,250
    14,300  Delaware Valley Regional Finance Auth. (LOC -
              Bayerische Landesbank)                           0.32       12/01/2020         14,300
     3,400  Delaware Valley Regional Finance Auth. (LOC -
              Bayerische Landesbank)                           0.32       12/01/2020          3,400
     7,800  Delaware Valley Regional Finance Auth. (LOC -
              Bayerische Landesbank)                           0.32       12/01/2020          7,800

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    8,990  Delaware Valley Regional Finance Auth.
              (LOC - Bayerische Landesbank)                    0.30%       6/01/2042     $    8,990
     2,100  Higher Educational Facilities Auth.
              (LOC - Fulton Bank)                              1.20       11/01/2028          2,100
     3,800  Higher Educational Facilities Auth.
              (LOC - Fulton Bank)                              1.20       11/01/2033          3,800
                                                                                         ----------
                                                                                             45,640
                                                                                         ----------
            RHODE ISLAND (1.1%)
     6,455  EDC (LOC - RBS Citizens, N.A.)                     0.18       10/01/2034          6,455
    15,395  Health and Educational Building Corp.
              (LOC - RBS Citizens, N.A.)                       0.13        4/01/2036         15,395
     7,145  Health and Educational Building Corp.
              (LOC - RBS Citizens, N.A.)                       0.15       12/01/2036          7,145
                                                                                         ----------
                                                                                             28,995
                                                                                         ----------
            SOUTH CAROLINA (0.1%)
     3,400  EDA (LOC - Fifth Third Bank)                       0.20        2/01/2028          3,400

            SOUTH DAKOTA (0.6%)
     5,975  Health and Educational Facilities Auth.            0.36       11/01/2020          5,975
     3,275  Health and Educational Facilities Auth.            0.36       11/01/2025          3,275
     6,865  Health and Educational Facilities Auth.            0.36       11/01/2027          6,865
                                                                                         ----------
                                                                                             16,115
                                                                                         ----------
            TENNESSEE (0.8%)
     7,100  Hendersonville IDB (LOC - Fifth Third Bank)        0.24        5/01/2036          7,100
     4,860  Metropolitan Government of Nashville and
              Davidson County (LOC - Fifth Third Bank)         0.20       12/01/2024          4,860
     6,410  Sullivan County Health, Educational & Housing
              Facilities Board (LOC - JPMorgan Chase
              Bank, N.A.)                                      0.07        9/01/2032          6,410
     2,445  Williamson County IDB (LOC - Fifth Third Bank)     0.24       12/01/2027          2,445
                                                                                         ----------
                                                                                             20,815
                                                                                         ----------
            TEXAS (2.4%)
    13,300  Atascosa County IDC (NBGA)                         0.14        6/30/2020         13,300
     9,100  Metropolitan Higher Education Auth. (LOC -
              JPMorgan Chase Bank, N.A.)                       0.13        5/01/2019          9,100
     1,800  North Central IDA                                  0.14       10/01/2013          1,800
    15,000  Port Arthur                                        0.07       12/01/2040         15,000
    25,000  Port Arthur                                        0.07        6/01/2041         25,000
                                                                                         ----------
                                                                                             64,200
                                                                                         ----------
            UTAH (0.5%)
    15,000  Emery County (LOC - JPMorgan Chase Bank, N.A.)     0.07        7/01/2015         15,000
                                                                                         ----------
            VIRGINIA (2.6%)
     1,605  Alexandria IDA (LOC - Bank of America, N.A.)       0.12        7/01/2026          1,605
     5,900  Fairfax County EDA (LOC - SunTrust Bank)           0.18        6/01/2037          5,900
     2,500  Hampton Roads Sanitation District                  0.05       11/01/2041          2,500
     2,985  Henrico County Water and Sewer System (LIQ) (a)    0.08        5/01/2014          2,985
     5,825  Lexington IDA                                      0.07        1/01/2035          5,825
     3,300  Loudoun County IDA                                 0.04        2/15/2038          3,300
       900  Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)      0.07        7/01/2016            900
     8,300  Russell County IDA (LOC - U.S. Bank, N.A.)         0.06        7/01/2038          8,300
    10,900  Small Business Financing Auth. (LOC -
              JPMorgan Chase Bank, N.A.)                       0.05       11/01/2042         10,900

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$    5,300  Smyth County IDA (LOC - Mizuho Corporate
              Bank, Ltd.)                                      0.06%       7/01/2031     $    5,300
    16,165  Stafford County IDA (LOC - Bank of America,
              N.A.)                                            0.07        8/01/2028         16,165
     1,725  State College Building Auth. (LIQ) (a)             0.07        2/01/2020          1,725
     1,000  State College Building Auth. (LIQ) (a)             0.08        9/01/2028          1,000
     3,915  Univ. of Virginia (LIQ) (a)                        0.07        6/01/2016          3,915
                                                                                         ----------
                                                                                             70,320
                                                                                         ----------
            WASHINGTON (0.5%)
     8,960  Housing Finance Commission (LOC - Key Bank,
              N.A.)                                            0.13        7/01/2043          8,960
     5,170  Snohomish County Housing Auth. (LOC - Bank
              of America, N.A.)                                0.12        7/01/2036          5,170
                                                                                         ----------
                                                                                             14,130
                                                                                         ----------
            WEST VIRGINIA (1.8%)
     9,630  Marshall County                                    0.09        3/01/2026          9,630
    39,540  State Hospital Finance Auth. (LOC - Fifth Third
              Bank)                                            0.18       10/01/2033         39,540
                                                                                         ----------
                                                                                             49,170
                                                                                         ----------
            WISCONSIN (1.7%)
     5,535  Health and Educational Facilities Auth. (LOC -
              KBC Bank N.V.)                                   0.12        5/01/2025          5,535
       550  Health and Educational Facilities Auth. (LOC -
              JPMorgan Chase Bank, N.A.)                       0.17        5/01/2026            550
    11,440  Health and Educational Facilities Auth. (LOC -
              KBC Bank N.V.)                                   0.32        3/01/2038         11,440
     1,160  Milwaukee Redevelopment Auth. (LOC -
              JPMorgan Chase Bank, N.A.)                       0.15        5/01/2025          1,160
    19,900  Public Finance Auth. (LOC - Bank of Scotland)      0.10        6/01/2041         19,900
     6,715  Wind Point (LOC - U.S. Bank, N.A.)                 0.19        9/01/2035          6,715
                                                                                         ----------
                                                                                             45,300
                                                                                         ----------
            WYOMING (0.4%)
    10,000  Platte County (NBGA)                               0.07        7/01/2014         10,000
                                                                                         ----------
            Total Variable-Rate Demand Notes (cost: $2,063,937)                           2,063,937
                                                                                         ----------
            PUT BONDS (6.2%)

            ALABAMA (1.8%)
    25,000  Mobile IDB (b)                                     0.40        6/01/2034         25,000
    25,000  Mobile IDB (b)                                     0.58        7/15/2034         25,000
                                                                                         ----------
                                                                                             50,000
                                                                                         ----------
            CALIFORNIA (0.2%)
     6,000  Statewide Communities Dev. Auth.                   0.24        4/01/2037          6,000
                                                                                         ----------
            GEORGIA (0.5%)
     3,100  Atlanta Finance Auth.                              0.40        5/01/2015          3,100
    10,150  Burke County Dev. Auth.                            2.30       10/01/2032         10,296
                                                                                         ----------
                                                                                             13,396
                                                                                         ----------
            MASSACHUSETTS (0.7%)
    18,000  State Dev. Finance                                 0.40        5/01/2015         18,000
                                                                                         ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
            MONTANA (2.0%)
$    9,125  Board of Investments (NBGA)                        0.22%       3/01/2017     $    9,125
    11,775  Board of Investments (NBGA)                        0.22        3/01/2018         11,775
    11,335  Board of Investments (NBGA)                        0.22        3/01/2025         11,335
    12,450  Board of Investments (NBGA) (b)                    0.22        3/01/2028         12,450
     2,450  Board of Investments (NBGA)                        0.22        3/01/2029          2,450
     5,975  Board of Investments (NBGA)                        0.22        3/01/2035          5,975
                                                                                         ----------
                                                                                             53,110
                                                                                         ----------
            NEW YORK (0.7%)
    20,000  Liberty Dev. Corp. (b)                             0.23       12/01/2049         20,000
                                                                                         ----------
            TEXAS (0.3%)
     7,030  Dickinson ISD (LIQ)(NBGA)                          0.47        8/01/2037          7,030
                                                                                         ----------
            Total Put Bonds (cost: $167,536)                                                167,536
                                                                                         ----------
            ADJUSTABLE-RATE NOTES (0.7%)

            CALIFORNIA (0.7%)
    19,000  Golden Empire Schools Financing Auth.              0.36        5/01/2014         19,000
                                                                                         ----------
            Total Adjustable-Rate Notes (cost: $19,000)                                      19,000
                                                                                         ----------
            FIXED-RATE INSTRUMENTS (17.8%)

            CALIFORNIA (1.6%)
    30,735  San Diego County Water Auth.                       0.12        7/25/2013         30,735
     7,000  San Diego County Water Auth.                       0.14        8/08/2013          7,000
     5,000  State (NBGA)(LOC - Wells Fargo Bank, N.A.)         0.15        8/07/2013          5,000
                                                                                         ----------
                                                                                             42,735
                                                                                         ----------
            MINNESOTA (2.3%)
     3,000  Aurora ISD (NBGA)                                  1.50        8/09/2013          3,004
     1,965  Blooming Prairie ISD (NBGA)                        1.50        8/07/2013          1,967
     2,300  Deer River ISD (NBGA)                              1.50        9/27/2013          2,306
    10,000  Duluth ISD (NBGA)                                  1.50        9/20/2013         10,027
     1,000  Ely ISD (NBGA)                                     1.50        8/08/2013          1,001
     2,715  Kimball ISD (NBGA)                                 1.50        9/04/2013          2,721
     3,205  Lake Superior ISD (NBGA)                           1.50        7/30/2013          3,208
     4,100  Milaca ISD (NBGA)                                  1.50        9/17/2013          4,110
     1,265  Moose Lake ISD (NBGA)                              1.50        9/13/2013          1,268
     1,000  Nashwauk Keewatin ISD (NBGA)                       1.50        8/21/2013          1,002
     2,000  Onamia ISD (NBGA)                                  1.50        9/04/2013          2,004
    11,000  Richfield ISD (NBGA)                               1.50        9/08/2013         11,024
     3,900  Saint Cloud ISD (NBGA)                             1.50        8/13/2013          3,906
     5,000  Saint Francis ISD (NBGA)                           1.50        9/07/2013          5,011
     1,530  Upsala ISD (NBGA)                                  1.50        9/12/2013          1,534
     1,200  Wadena Deer Creek ISD (NBGA)                       1.00        9/30/2013          1,202
     1,520  West Central Area ISD (NBGA)                       1.50        8/21/2013          1,523
     5,350  West Saint Paul ISD (NBGA)                         1.25        9/27/2013          5,362
     1,880  Zumbrota Mazeppa ISD (NBGA)                        1.50        9/27/2013          1,885
                                                                                         ----------
                                                                                             64,065
                                                                                         ----------
            NEW YORK (12.1%)
    10,000  AuSable Valley CSD                                 1.00       10/04/2013         10,013
    16,000  Binghamton School District                         1.00        7/25/2013         16,004
     5,000  Canton CSD                                         1.00        7/12/2013          5,001
     2,419  Clinton County                                     1.00        6/13/2014          2,431

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON            FINAL          VALUE
(000)       SECURITY                                           RATE         MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   16,730  Cortland City School District                      1.00%       6/27/2014     $   16,838
    10,562  Depew Union Free School District                   0.75        6/18/2014         10,603
    12,812  Dundee CSD                                         0.75        6/19/2014         12,862
    23,970  Enlarged Troy School District                      1.00       11/20/2013         24,018
    12,190  Evans Brant CSD                                    1.00        6/27/2014         12,267
     5,301  Kenmore Tonawanda                                  1.00        6/27/2014          5,336
    12,280  Lansingburgh CSD                                   1.00        7/12/2013         12,282
     4,870  Livonia CSD                                        0.60        6/27/2014          4,877
     9,219  Lockport CSD                                       1.00        8/08/2013          9,224
     8,780  Longwood CSD                                       1.00        6/20/2014          8,839
     9,100  Maine Endwell CSD                                  1.00        6/26/2014          9,158
     8,900  Moravia CSD                                        1.00        6/20/2014          8,950
     2,040  New Rochelle School District                       1.00        1/24/2014          2,047
    10,000  New York City Municipal Water Auth.                0.10        7/11/2013         10,000
    15,000  Newburgh City School District                      1.00        7/12/2013         15,002
    20,315  Newburgh City School District (c)                  1.00        6/30/2014         20,418
    10,000  Ogdensburg City                                    0.75        6/24/2014         10,034
     5,120  Port Byron CSD                                     1.00        7/05/2013          5,120
    15,000  Rome CSD                                           1.00        8/08/2013         15,007
     4,270  Royalton Hartland CSD                              1.00        6/27/2014          4,295
    11,000  Schoharie County                                   1.50       11/15/2013         11,025
     6,000  Seneca Falls CSD                                   1.00        7/24/2013          6,002
    18,860  Sherburne Earleville CSD                           1.00        6/27/2014         18,981
     3,500  Sullivan County                                    1.00        3/07/2014          3,512
     5,730  Sullivan County                                    1.00        3/07/2014          5,754
     4,694  Susquehanna Valley CSD                             1.00        6/27/2014          4,720
     7,428  Taconic Hills CSD                                  1.00        7/05/2013          7,428
     4,758  Tonawanda School District                          1.00        3/12/2014          4,772
    11,635  Union Endicott CSD                                 1.00        6/25/2014         11,715
     4,000  Waverly CSD (c)                                    1.00        6/27/2014          4,020
                                                                                         ----------
                                                                                            328,555
                                                                                         ----------
            TEXAS (1.8%)
    10,000  Houston                                            0.14        9/18/2013         10,000
    13,000  San Antonio                                        0.17        8/05/2013         13,000
    25,000  San Antonio                                        0.17        8/07/2013         25,000
                                                                                         ----------
                                                                                             48,000
                                                                                         ----------
            WISCONSIN (0.0%)
     1,220  Racine USD                                         1.00        4/01/2014          1,226
                                                                                         ----------
            Total Fixed-Rate Instruments(cost: $484,581)                                    484,581
                                                                                         ----------

            TOTAL INVESTMENTS (COST: $2,735,054)                                         $2,735,054
                                                                                         ==========

($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                      (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                    QUOTED PRICES        OTHER         SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes        $            --     $2,063,937      $         --        $2,063,937
Put Bonds                                      --        167,536                --           167,536
Adjustable-Rate Notes                          --         19,000                --            19,000
Fixed-Rate Instruments                         --        484,581                --           484,581
-----------------------------------------------------------------------------------------------------
Total                             $            --     $2,735,054      $         --        $2,735,054
-----------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of June 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,718,429,000 at June 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

(b) At June 30, 2013, portions of these securities were segregated to cover delayed-delivery purchases.

(c) At June 30, 2013, the aggregate market value of securities purchased on a when-issued basis was $24,438,000.

================================================================================

15  | USAA Tax Exempt Money Market Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:     08/19/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.